Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2016 and 2015:

	2016	2015
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
TMCL II Secured Debt Facility, weighted average variable interest at 2.40% and 2.03% at December 31, 2016 and 2015, respectively	$951,923	$886,956
TMCL IV Secured Debt Facility, weighted average variable interest at 2.69% and 2.35% at December 31, 2016 and 2015, respectively	140,202	175,583
TL Revolving Credit Facility, weighted average variable interest at 2.50% and 1.67% at December 31, 2016 and 2015, respectively	671,060	569,722
TL Revolving Credit Facility II, weighted average variable interest at 2.44% and 1.57% at December 31, 2016 and 2015, respectively	174,005	158,952
TW Credit Facility, weighted average variable interest at 2.63% and 2.24% at December 31, 2016 and 2015, respectively	122,723	156,017
TAP Funding Revolving Credit Facility, weighted average variable interest at 2.45% and 2.08% at December 31, 2016 and 2015, respectively	149,230	128,561
TL Term Loan, weighted average variable interest rate at 2.59% and 2.11% at December 31, 2016 and 2015, respectively	394,732	434,597
2013-1 Bonds, fixed interest at 3.90%	200,595	229,900
2014-1 Bonds, fixed interest at 3.27%	233,827	263,360
Total debt obligations	$3,038,297	$3,003,648
Amount due within one year	$205,081	$89,885
Amounts due beyond one year	$2,833,216	$2,913,763

Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2016:

	Twelve months ending December 31,						Available borrowing, as limited by the	Current and
	2017	2018	2019	2020	2021 and thereafter	Total Borrowing	Borrowing Base	Available Borrowing
TMCL II Secured Debt Facility	$81,771	$89,568	$89,568	$89,568	$604,585	$955,060	$4,684	$959,744
TMCL IV Secured Debt Facility	6,002	22,000	24,000	89,398	—	141,400	17,898	159,298
TL Revolving Credit Facility	—	—	—	675,620	—	675,620	24,380	700,000
TL Revolving Credit Facility II	—	—	—	175,148	—	175,148	14,852	190,000
TW Credit Facility	31,822	25,412	21,675	26,249	17,565	122,723	—	122,723
TAP Funding Revolving Credit Facility	—	150,000	—	—	—	150,000	—	150,000
TL Term Loan	31,600	31,600	333,113	—	—	396,313	—	396,313
2013-1 Bonds (1)	30,090	30,090	30,090	30,090	82,747	203,107	—	203,107
2014-1 Bonds (2)	30,140	30,140	30,140	30,140	115,537	236,097	—	236,097
Total (3)	$211,425	$378,810	$528,586	$1,116,213	$820,434	$3,055,468	$61,814	$3,117,282

(1)	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $704.
(2)	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $63.
(3)	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $16,404.

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2016:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 0.60% and 1.98% per annum, amortizing notional amounts, with termination dates through July 15, 2023	$1,280,001
Interest rate collar contracts with a bank which cap rates between 1.26% and 2.18% per annum, and sets floors for rates between 0.76% and 1.68% per annum, amortizing notional amount, with termination dates through June 15, 2023	94,962
Interest rate cap contracts with several banks with fixed rates between 3.43% and 3.70% per annum, nonamortizing notional amounts, with termination dates through December 15, 2019	541,000
Total notional amount as of December 31, 2016	$1,915,963